PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Platosa Mine CGU [Member]
Reserve Quantities [Line Items]
Recoverable amount		$ 7,264
Impairment loss of property and equipments		$ 14,293
Future commodity price assumption rate		10.00%
Recoverable amount and impairment		$ 2,133
Residual value for change in recoverable amount and impairment		292
Miguel Auza CGU [Member]
Reserve Quantities [Line Items]
Recoverable amount		1,338
Impairment loss of property and equipments	$ 752
Platosa Mine and Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss of property and equipments		15,403
Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss of property and equipments		$ 1,110